Related parties - Additional Information (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	$ 598,873	$ 594,409
Percentage of total revenues	0.25%	0.45%	0.42%
Freeport Minerals Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	$ 551,595	$ 462,304
Climax Molybdenum Marketing Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	$ 23,247	$ 14,319